Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories
6	Inventories

	December 31,	December 31,
	2021	2020
	$	$
Stockpiles	4,092	1,047
Concentrates	3,630	4,185
Supplies and spare parts	18,955	18,244
	26,677	23,476

Cost of sales are comprised of production costs and depletion, depreciation and amortization, and represent the cost of inventories recognized as an expense for the years ended December 31, 2021 and 2020 of $190,795 and $165,303, respectively. Supplies and spare parts inventory as at December 31, 2021 is stated net of a provision of $6,396 (2020 - $3,808) to write inventories down due to obsolescence or infrequent use. During the year ended December 31, 2021, the Company wrote down stockpiles and concentrates inventory to its NRV, recording a charge of $5,752 (2020 - $1,248). Stockpiles and concentrates inventory held at NRV as at December 31, 2021 was $2,710 (2020 - $nil).